Inventories - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventory [Line Items]
Consignment inventory	SFr 7.8	SFr 4.0
Cost of sales
Disclosure Of Inventory [Line Items]
Cost of inventories recognised as expense during period	719.7	549.6
Write-downs (reversals of write-downs) of inventories	SFr 23.0	SFr 6.3